Deposits - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Deposit in excess of Rs. 100000 INR	Mar. 31, 2012 Deposit in excess of Rs. 100000 INR
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	$ 22,564.0	1,230,190.8	1,001,480.1
Time deposits	$ 28,543.0	1,556,162.2	1,272,083.3	1,442,585.6	1,177,770.9